AT-THE-MARKET (ATM) SALES AGREEMENT WITH BTIG	6 Months Ended
Jun. 30, 2021
Disclosure Of Issuances Of Share Capital [Abstract]
AT-THE-MARKET ("ATM") SALES AGREEMENT WITH BTIG
NOTE 4 – AT-THE-MARKET (“ATM”) SALES AGREEMENT WITH HCW

In September 2020, the Company entered into an ATM sales agreement with H.C. Wainwright & Co., LLC (“HCW”), pursuant to which the Company is entitled, at its sole discretion, to offer and sell through HCW, acting as sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility.

During the six months period ended June 30, 2021, the Company issued a total of 3,920,539 ADSs for total gross proceeds of $16.0 million. From the effective date of the agreement through the issuance date of this report, 7,381,101 ADSs were sold under the program for total gross proceeds of approximately $24.5 million, leaving an available balance under the facility of approximately $0.5 million as of the issuance date of this report.